SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 344,746	$ 468,106
Depreciation	(262,212)	(123,360)
Additions	734,903
Foreign exchange translation	5,452
Balance at September 30, 2023	822,889	344,746
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	2,385	11,921
Depreciation	(2,385)	(9,536)
Additions
Foreign exchange translation
Balance at September 30, 2023		2,385
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	342,361	456,185
Depreciation	(105,835)	(113,824)
Additions	322,354
Foreign exchange translation
Balance at September 30, 2023	558,880	342,361
Land [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022
Depreciation	(153,992)
Additions	412,549
Foreign exchange translation	5,452
Balance at September 30, 2023	$ 264,009